Financial Instruments (Derivative Assets and Liabilities) (Details) (Level 1 [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Level 1 [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 3,198		$ 36
Derivative Asset, Fair Value, Gross Liability	1,637	[1]	36	[1]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	0		60
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	1,561		0
Derivative Liability, Fair Value, Gross Liability	1,637		96
Derivative Liability, Fair Value, Gross Asset	$ 1,637	[1]	$ 36	[1]

[1]	*Relates primarily to exchange traded futures. Gain and loss positions on multiple contracts are settled net on a daily basis with the exchange.